Commitments and Contingencies (Details) (USD $)	6 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended			1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jan. 31, 2008 Patent Infringement [Member] suit	May 31, 2007 Patent Infringement [Member] suit	May 09, 2009 Billing Practices [Member] employee	Feb. 28, 2009 Billing Practices [Member] contractor	Dec. 31, 2011 Successor [Member] Wake Forest Royalty Litigation [Member]	Jun. 30, 2012 Predecessor [Member] Wake Forest Royalty Litigation [Member]	Nov. 03, 2011 Predecessor [Member] Wake Forest Royalty Litigation [Member]	Dec. 31, 2010 Predecessor [Member] Wake Forest Royalty Litigation [Member]	Jun. 30, 2012 LifeCell [Member] Damages from Product Defects [Member] suit	Dec. 31, 2011 LifeCell [Member] Damages from Product Defects [Member] suit	May 31, 2011 KCI USA, Inc. Co-Issuer [Member] Medicare Audit [Member]	Nov. 30, 2010 KCI USA, Inc. Co-Issuer [Member] Medicare Audit [Member] claim	Jun. 30, 2012 KCI USA, Inc. Co-Issuer [Member] Medicare Audit [Member]	Dec. 31, 2011 KCI USA, Inc. Co-Issuer [Member] Medicare Audit [Member]
Loss Contingencies [Line Items]
Royalty expense							$ 0	$ 0	$ 0	$ 86,000,000
Number of suits filed			3	2
Number of pending lawsuits											170	100
Number of Regional Durable Medical Equipment Medicare Administrative Contractors Records Provided						4
Number of Former Employees That Filed Qui Tam Actions					2
Medicare audit, number of claims conducted														31
Amount based upon ZPIC's audit results													5,800,000
Medicare overpayment reduction to final amount															$ 4,200,000	$ 5,100,000
Period to consumate exchange offer from date of issuance	365 days	365 days
Period to file a shelf registration statement after the exchange date	30 days	30 days
Effective period for shelf registration statement	1 year	1 year
Additional interest accrual rate	0.25%	0.25%
Days after exchange offer not consumated that additional interest will accrue	90 days	90 days
Additional interest accrual rate, incremental increase in rate		0.25%
Additional interest accrual rate, incremental increase in rate, maximum	1.00%	1.00%